DOCUMENT AND ENTITY INFORMATION DOCUMENT AND ENTITY INFORMATION	Feb. 25, 2020
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 25, 2020
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false